UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony International Equity Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Auto Components – 1.6%

6,000	Toyota Boshoku Corporation, (3)	$120,764

3,038	Linamar Corporation	164,074
	Total Auto Components	284,838

	Automobiles – 4.2%

2,072	Daimler AG, (3)	173,124

10,631	Peugeot SA, (2), (3)	186,350

2,213	Renault SA, (3)	221,511

2,504	Toyota Motor Corporation, (3)	154,194
	Total Automobiles	735,179

	Banks – 7.8%

36,725	Bank Hapoalim BM, (3)	189,574

3,644	KBC Group NV, (3)	227,845

119,600	Mizuho Financial Group, (3)	239,200

34,349	Royal Bank of Scotland Group PLC, (2), (3)	152,683

4,783	Shinhan Financial Group Company Limited, ADR	160,661

3,780	Societe Generale, (3)	174,191

6,100	Sumitomo Mitsui Financial Group, Inc., (3)	230,220
	Total Banks	1,374,374

	Biotechnology – 1.2%

1,550	Actelion Limited, (3)	215,362

	Capital Markets – 1.1%

34,300	Nomura Securities Company, (3)	191,053

	Chemicals – 4.9%

2,214	Celanese Corporation, Series A	149,069

5,055	Evonik Industries AG, (3)	167,204

3,370	Laxness AG, (3)	155,078

31,000	Mitsubishi Chemical Holdings Corporation, (3)	196,686

4,408	Umicore, (3)	184,855
	Total Chemicals	852,892

	Commercial Services & Supplies – 1.0%

11,666	Securitas AB, Class B Shares, (3)	178,384

	Construction & Engineering – 4.4%

10,907	CIMIC Group Limited, (3)	191,328

1,335	Compagnie d’Entreprises, (3)	158,179

Nuveen Investments	1

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering (continued)

33,000	Kajima Corporation, (3)	$196,398

34,000	Taisei Corporation, (3)	223,957
	Total Construction & Engineering	769,862

	Diversified Financial Services – 1.1%

5,192	Investor AB, B Shares, (3)	190,807

	Diversified Telecommunication Services – 6.0%

39,078	BT Group PLC, (3)	271,341

5,839	Chunghwa Telecom Co., Ltd, Sponsored ADR	175,345

6,400	Nippon Telegraph and Telephone Corporation, (3)	254,708

4,293	PT Telekomunikasi Indonesia	190,609

28,686	Telekom Austria AG, (3)	157,068
	Total Diversified Telecommunication Services	1,049,071

	Electric Utilities – 4.7%

2,233	Acciona SA, (3)	191,221

9,185	Endesa S.A, (2), (3)	184,523

35,262	Iberdrola SA, (3)	249,971

9,120	Korea Electric Power Corporation, Sponsored ADR	193,070
	Total Electric Utilities	818,785

	Electronic Equipment, Instruments & Components – 1.3%

1,600	Murata Manufacturing Company, Limited, (3)	230,210

	Food & Staples Retailing – 4.8%

858	Costco Wholesale Corporation	138,567

2,163	Delhaize Group, (3)	210,517

43,264	J. Sainsbury PLC, (3)	164,758

6,131	Metro AG, (3)	195,317

1,651	Walgreens Boots Alliance Inc.	140,591
	Total Food & Staples Retailing	849,750

	Food Products – 2.5%

3,636	Nestle SA, (3)	269,919

80,000	Wilmar International Limited, (3)	165,066
	Total Food Products	434,985

	Health Care Providers & Services – 1.0%

89,637	Healthscope Limited, (3)	172,734

	Hotels, Restaurants & Leisure – 2.7%

4,793	Carnival Corporation, (3)	273,038

10,937	TUI AG, (3)	195,281
	Total Hotels, Restaurants & Leisure	468,319

2	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 2.5%

20,681	Barratt Developments PLC, (3)	$190,569

6,071	Bellway PLC, (3)	253,849
	Total Household Durables	444,418

	Industrial Conglomerates – 1.5%

2,806	Siemens AG, (3)	271,469

	Insurance – 7.9%

4,772	Ageas, (3)	221,487

1,827	Allianz AG ORD Shares, (3)	322,060

5,958	NN Group NV, (3)	210,216

6,200	Sompo Japan Nipponkoa Holdings Inc., (3)	203,575

5,629	Sun Life Financial Inc.	175,538

2,559	Swiss Re AG, (3)	249,928
	Total Insurance	1,382,804

	Internet & Catalog Retail – 0.9%

3,266	ASOS PLC, (2), (3)	165,944

	Internet Software & Services – 2.3%

24,380	Auto Trader Group PLC, (3)	158,954

1,303	Netease.com, Inc., ADR	236,156
	Total Internet Software & Services	395,110

	Life Sciences Tools & Services – 0.8%

889	Lonza AG, (3)	144,582

	Machinery – 1.7%

10,000	JTEKT Corporation, (3)	163,681

176,300	Yangzijiang Shipbuilding Holdings Limited, (3)	136,206
	Total Machinery	299,887

	Media – 2.0%

3,978	ProSiebenSat.1 Media AG, (3)	200,695

2,928	Telenet Group Holding NV, (2), (3)	158,242
	Total Media	358,937

	Metals & Mining – 0.6%

190,000	China Hongqiao Group Limited, (3)	112,526

	Oil, Gas & Consumable Fuels – 4.3%

17,316	EcoPetrol SA, Sponsored ADR	121,385

11,912	Euronav SA, (3)	163,991

35,254	Oil Search Limited, (3)	171,594

6,807	Total SA, (3)	305,167
	Total Oil, Gas & Consumable Fuels	762,137

Nuveen Investments	3

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Paper & Forest Products – 1.9%

8,595	Mondi PLC, (3)	$168,468

8,812	Norbord Incorporated	171,629
	Total Paper & Forest Products	340,097

	Pharmaceuticals – 7.8%

178	Galenica AG, (3)	278,490

11,000	Kyowa Hakko Kirin Company Limited, (3)	173,081

1,397	Merck KGaA, (3)	135,259

1,498	Novartis AG, (3)	128,857

352	Roche Holdings AG, (3)	97,542

3,405	Sanofi-Synthelabo, SA, (3)	290,180

6,000	Shionogi & Company Limited, (3)	271,381
	Total Pharmaceuticals	1,374,790

	Real Estate Management & Development – 2.0%

74,200	Capitaland Limited, (3)	174,406

9,500	Nomura Real Estate Holdings, Inc., (3)	176,246
	Total Real Estate Management & Development	350,652

	Road & Rail – 3.5%

1,200	Central Japan Railway Company, (3)	213,041

2,800	East Japan Railway Company, (3)	263,664

1,900	West Japan Railway Company, (3)	131,334
	Total Road & Rail	608,039

	Semiconductors & Semiconductor Equipment – 0.7%

1,436	NXP Semiconductors NV, (2)	120,983

	Software – 1.9%

2,333	Check Point Software Technology Limited, (2)	189,860

11,167	Playtech PLC, (3)	136,717
	Total Software	326,577

	Technology Hardware, Storage & Peripherals – 1.4%

5,700	Fuji Photo Film Co., Ltd., (3)	237,875

	Textiles, Apparel & Luxury Goods – 0.9%

2,539	Luxottica Group SpA, (3)	165,454

	Tobacco – 2.3%

2,256	British American Tobacco PLC, (3)	125,285

5,155	Imperial Tobacco Group, (3)	272,275
	Total Tobacco	397,560

4	Nuveen Investments

Shares	Description (1)	Value

	Trading Companies & Distributors – 2.5%

4,443	AerCap Holdings N.V, (2)	$191,760

20,100	Itochu Corporation, (3)	237,752
	Total Trading Companies & Distributors	429,512
	Total Long-Term Investments (cost $17,439,445)	17,505,958
	Other Assets Less Liabilities – 0.3%	58,481
	Net Assets – 100%	$17,564,439

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,519,297	$14,986,661	$—	$17,505,958

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $17,451,044.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,040,262
Depreciation	(985,348)
Net unrealized appreciation (depreciation) of investments	$54,914

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

ADR	American Depositary Receipt

Nuveen Investments	5

Nuveen Symphony Large-Cap Growth Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 4.9%

18,670	Boeing Company	$2,699,495

22,195	Honeywell International Inc.	2,298,736

8,600	Huntington Ingalls Industries Inc.	1,090,910

7,288	Lockheed Martin Corporation	1,582,589

5,329	TransDigm Group Inc., (2)	1,217,410
	Total Aerospace & Defense	8,889,140

	Air Freight & Logistics – 0.9%

16,770	United Parcel Service, Inc., Class B	1,613,777

	Airlines – 1.0%

41,148	Southwest Airlines Co.	1,771,833

	Auto Components – 0.7%

80,680	Gentex Corporation	1,291,687

	Beverages – 3.0%

25,665	Coca-Cola Company	1,102,568

12,859	Constellation Brands, Inc., Class A	1,831,636

7,486	Molson Coors Brewing Company, Class B	703,085

17,457	PepsiCo, Inc.	1,744,303
	Total Beverages	5,381,592

	Biotechnology – 7.6%

41,630	AbbVie Inc.	2,466,161

18,583	Amgen Inc.	3,016,578

4,555	Biogen Inc., (2)	1,395,424

3,353	BioMarin Pharmaceutical Inc., (2)	351,260

11,523	Celgene Corporation, (2)	1,379,994

36,471	Gilead Sciences, Inc.	3,690,500

1,378	Regeneron Pharmaceuticals, Inc., (2)	748,075

6,454	Vertex Pharmaceuticals Inc., (2)	812,107
	Total Biotechnology	13,860,099

	Capital Markets – 1.3%

34,404	Charles Schwab Corporation	1,132,924

22,706	SEI Investments Company	1,189,794
	Total Capital Markets	2,322,718

	Chemicals – 2.5%

25,370	Axalta Coating Systems Limited, (2)	676,111

6	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

13,883	Celanese Corporation, Series A	$934,742

11,297	LyondellBasell Industries NV	981,709

6,795	Monsanto Company	669,443

13,079	PPG Industries, Inc.	1,292,467
	Total Chemicals	4,554,472

	Commercial Services & Supplies – 1.0%

7,740	Cintas Corporation	704,727

25,033	Republic Services, Inc.	1,101,202
	Total Commercial Services & Supplies	1,805,929

	Communication Equipment – 2.2%

52,769	Ciena Corporation, (2)	1,091,791

9,987	F5 Networks, Inc., (2)	968,340

15,540	Harris Corporation	1,350,426

3,094	Palo Alto Networks, Incorporated, (2)	544,977
	Total Communication Equipment	3,955,534

	Construction Materials – 0.4%

5,675	Martin Marietta Materials	775,092

	Diversified Financial Services – 1.5%

2,920	Intercontinental Exchange Group, Inc.	748,279

11,845	Moody’s Corporation	1,188,527

20,559	Voya Financial Inc.	758,833
	Total Diversified Financial Services	2,695,639

	Diversified Telecommunication Services – 2.1%

81,627	Verizon Communications Inc.	3,772,800

	Electrical Equipment – 0.5%

16,345	Ametek Inc.	875,929

	Energy Equipment & Services – 0.5%

12,386	Schlumberger Limited	863,924

	Food & Staples Retailing – 3.5%

15,786	Costco Wholesale Corporation	2,549,439

39,912	Kroger Co.	1,669,519

24,512	Walgreens Boots Alliance Inc.	2,087,319
	Total Food & Staples Retailing	6,306,277

	Food Products – 1.5%

11,787	Hershey Foods Corporation	1,052,225

8,000	JM Smucker Company	986,720

16,590	WhiteWave Foods Company, (2)	645,517
	Total Food Products	2,684,462

Nuveen Investments	7

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services – 3.7%

4,732	CIGNA Corporation	$692,434

11,698	Express Scripts, Holding Company, (2)	1,022,522

9,286	McKesson HBOC Inc.	1,831,478

15,381	UnitedHealth Group Incorporated	1,809,421

10,925	Universal Health Services, Inc., Class B	1,305,428
	Total Health Care Providers & Services	6,661,283

	Hotels, Restaurants & Leisure – 2.9%

19,185	McDonald’s Corporation	2,266,516

49,373	Starbucks Corporation	2,963,861
	Total Hotels, Restaurants & Leisure	5,230,377

	Household Durables – 0.3%

3,240	Mohawk Industries Inc., (2)	613,624

	Household Products – 1.2%

8,859	Clorox Company	1,123,587

7,997	Kimberly-Clark Corporation	1,018,018
	Total Household Products	2,141,605

	Industrial Conglomerates – 1.5%

14,794	Carlisle Companies Inc.	1,312,080

15,315	Danaher Corporation	1,422,457
	Total Industrial Conglomerates	2,734,537

	Internet & Catalog Retail – 4.3%

8,734	Amazon.com, Inc., (2)	5,903,223

1,548	priceline.com Incorporated, (2)	1,973,623
	Total Internet & Catalog Retail	7,876,846

	Internet Software & Services – 8.2%

13,486	Akamai Technologies, Inc., (2)	709,768

12,046	Alphabet Inc., Class A, (2)	9,371,907

46,110	Facebook Inc., Class A Shares, (2)	4,825,873
	Total Internet Software & Services	14,907,548

	IT Services – 7.1%

3,100	Alliance Data Systems Corporation, (2)	857,367

21,500	Amdocs Limited	1,173,255

24,728	Cognizant Technology Solutions Corporation, Class A, (2)	1,484,175

27,182	MasterCard, Inc.	2,646,440

41,546	PayPal Holdings, Inc., (2)	1,503,965

27,179	Total System Services Inc.	1,353,514

35,350	Visa Inc.	2,741,393

12,392	WEX Inc., (2)	1,095,453
	Total IT Services	12,855,562

8	Nuveen Investments

Shares	Description (1)	Value

	Media – 2.8%

31,563	Comcast Corporation, Class A	$1,781,100

31,074	Walt Disney Company	3,265,256
	Total Media	5,046,356

	Metals & Mining – 0.4%

12,640	Reliance Steel & Aluminum Company	731,982

	Multi-Utilities – 1.0%

19,610	CMS Energy Corporation	707,529

13,670	DTE Energy Company	1,096,197
	Total Multi-Utilities	1,803,726

	Pharmaceuticals – 4.4%

9,446	Allergan PLC, (2)	2,951,875

25,379	Bristol-Myers Squibb Company	1,745,821

12,831	Eli Lilly and Company	1,081,140

9,030	Endo International PLC, (2)	552,817

17,378	Mylan NV, (2)	939,628

22,644	Pfizer Inc.	730,948
	Total Pharmaceuticals	8,002,229

	Professional Services – 0.7%

17,090	Verisk Analytics Inc, Class A Shares, (2)	1,313,879

	Real Estate Investment Trust – 2.3%

16,606	Digital Realty Trust Inc.	1,255,746

6,194	Equinix Inc.	1,873,066

61,272	Paramount Group Inc.	1,109,023
	Total Real Estate Investment Trust	4,237,835

	Real Estate Management & Devlopment – 0.7%

36,639	CBRE Group Inc., (2)	1,266,977

	Retail REIT – 0.9%

8,856	Simon Property Group, Inc.	1,721,961

	Road & Rail – 1.3%

30,529	Union Pacific Corporation	2,387,368

	Semiconductors – 2.8%

10,957	Avago Technologies Limtied	1,590,409

25,716	Broadcom Corporation, Class A	1,486,899

7,348	MA-COM Technology Solutions Holdings Incorporated, (2)	300,460

40,949	Mellanox Technologies, Limited, (2)	1,725,591
	Total Semiconductors	5,103,359

	Software – 5.4%

14,884	Adobe Systems Incorporated, (2)	1,398,203

Nuveen Investments	9

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Software (continued)

87,739	Microsoft Corporation			$4,867,760

44,639	Oracle Corporation			1,630,663

5,680	Red Hat, Inc., (2)			470,361

19,008	Salesforce.com, Inc., (2)			1,490,227
	Total Software			9,857,214

	Specialty Retail – 5.9%

34,600	Home Depot, Inc.			4,575,850

8,198	O’Reilly Automotive Inc., (2)			2,077,537

37,507	Ross Stores, Inc.			2,018,252

30,452	TJX Companies, Inc.			2,159,351
	Total Specialty Retail			10,830,990

	Technology Hardware, Storage & Peripherals – 4.6%

79,825	Apple, Inc.			8,402,380

	Textiles, Apparel & Luxury Goods – 1.5%

44,204	Nike, Inc., Class B			2,762,750

	Trading Companies & Distributors – 0.3%

21,170	HD Suplly Holdings Inc., (2)			635,735
	Total Common Stocks (cost $137,633,020)			180,547,027

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	REPURCHASE AGREEMENTS – 1.0%

$1,800	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $1,799,756, collateralized by $1,785,000 U.S. Treasury Bonds, 3.125%, due 2/15/43, value $1,840,478	0.030%	1/04/16	$1,799,750
	Total Short-Term Investments (cost $1,799,750)			1,799,750
	Total Investments (cost $139,432,770) – 100.3%			182,346,777
	Other Assets Less Liabilities – (0.3)%			(528,897)
	Net Assets – 100%			$181,817,880

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$180,547,027	$—	$—	$180,547,027
Short-Term Investments:
Repurchase Agreements	—	1,799,750	—	1,799,750
Total	$180,547,027	$1,799,750	$—	$182,346,777

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $140,309,292.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$44,707,558
Depreciation	(2,670,073)
Net unrealized appreciation (depreciation) of investments	$42,037,485

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

Nuveen Investments	11

Nuveen Symphony Low Volatility Equity Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.2%

	COMMON STOCKS – 96.2%

	Aerospace & Defense – 4.1%

9,702	Boeing Company	$1,402,812

6,067	General Dynamics Corporation	833,363

11,564	Honeywell International Inc.	1,197,683

4,338	TransDigm Group Inc., (2)	991,016
	Total Aerospace & Defense	4,424,874

	Air Freight & Logistics – 0.8%

8,294	United Parcel Service, Inc., Class B	798,132

	Banks – 5.0%

23,355	East West Bancorp Inc.	970,634

7,868	M&T Bank Corporation	953,444

8,684	SVB Financial Group, (2)	1,032,528

36,631	Wells Fargo & Company	1,991,261

8,539	Wintrust Financial Corporation	414,312
	Total Banks	5,362,179

	Beverages – 1.0%

11,329	Molson Coors Brewing Company, Class B	1,064,020

	Biotechnology – 3.0%

12,934	AbbVie Inc.	766,210

7,549	Amgen Inc.	1,225,429

11,737	Gilead Sciences, Inc.	1,187,667
	Total Biotechnology	3,179,306

	Capital Markets – 2.0%

16,235	Franklin Resources, Inc.	597,773

14,882	Interactive Brokers Group, Inc.	648,855

16,250	SEI Investments Company	851,500
	Total Capital Markets	2,098,128

	Chemicals – 2.2%

23,755	Axalta Coating Systems Limited, (2)	633,071

17,868	Dow Chemical Company	919,845

9,206	LyondellBasell Industries NV	800,001
	Total Chemicals	2,352,917

	Commercial Services & Supplies – 3.3%

12,752	Cintas Corporation	1,161,070

27,107	Republic Services, Inc.	1,192,437

12	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

22,459	Waste Management, Inc.	$1,198,637
	Total Commercial Services & Supplies	3,552,144

	Communications Equipment – 0.9%

8,202	Harris Corporation	712,754

5,816	QUALCOMM, Inc.	290,713
	Total Communications Equipment	1,003,467

	Consumer Finance – 0.9%

32,555	Synchrony Financial, (2)	989,998

	Diversified Financial Services – 1.5%

2,792	Intercontinental Exchange Group, Inc.	715,478

22,764	Voya Financial Inc.	840,219
	Total Diversified Financial Services	1,555,697

	Electric Utilities – 2.1%

18,087	Pinnacle West Capital Corporation	1,166,250

22,897	Southern Company	1,071,351
	Total Electric Utilities	2,237,601

	Energy Equipment & Services – 0.7%

10,351	Schlumberger Limited	721,982

	Food & Staples Retailing – 2.7%

5,769	Costco Wholesale Corporation	931,694

17,787	Kroger Co.	744,030

14,505	Walgreens Boots Alliance Inc.	1,235,173
	Total Food & Staples Retailing	2,910,897

	Food Products – 2.8%

11,415	General Mills, Inc.	658,189

8,337	JM Smucker Company	1,028,286

18,746	Kraft Heinz Company	1,363,959
	Total Food Products	3,050,434

	Health Care Equipment & Supplies – 2.2%

15,771	Baxter International, Inc.	601,664

12,542	Medtronic, PLC	964,731

6,191	Teleflex Inc.	813,807
	Total Health Care Equipment & Supplies	2,380,202

	Health Care Providers & Services – 2.8%

4,883	Anthem Inc.	680,886

11,323	Cardinal Health, Inc.	1,010,804

4,296	McKesson HBOC Inc.	847,300

4,242	Universal Health Services, Inc., Class B	506,877
	Total Health Care Providers & Services	3,045,867

Nuveen Investments	13

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.6%

9,562	McDonald’s Corporation	$1,129,655

10,364	Starbucks Corporation	622,151
	Total Hotels, Restaurants & Leisure	1,751,806

	Household Products – 3.9%

7,364	Church & Dwight Company Inc.	625,056

6,936	Clorox Company	879,693

11,724	Kimberly-Clark Corporation	1,492,465

14,661	Procter & Gamble Company	1,164,230
	Total Household Products	4,161,444

	Industrial Conglomerates – 3.8%

8,857	Carlisle Companies Inc.	785,527

10,848	Danaher Corporation	1,007,562

72,148	General Electric Company	2,247,410
	Total Industrial Conglomerates	4,040,499

	Insurance – 5.5%

7,610	Ace Limited	889,229

8,708	Assurant Inc.	701,342

30,427	FNF Group	1,054,904

22,587	Hartford Financial Services Group, Inc.	981,631

70,640	Old Republic International Corporation	1,316,023

8,663	RenaisasnceRE Holdings, Limited	980,565
	Total Insurance	5,923,694

	Internet & Catalog Retail – 1.0%

812	priceline.com Incorporated, (2)	1,035,259

	Internet Software & Services – 3.3%

4,054	Alphabet Inc., Class A, (2)	3,154,052

15,455	eBay Inc., (2)	424,703
	Total Internet Software & Services	3,578,755

	IT Services – 6.8%

25,559	Blackhawk Network Holdings Inc., (2)	1,129,963

14,313	MasterCard, Inc.	1,393,514

33,295	PayPal Holdings, Inc., (2)	1,205,279

14,526	Total System Services Inc.	723,395

17,900	Vantiv Inc., (2)	848,818

25,300	Visa Inc.	1,962,015
	Total IT Services	7,262,984

	Machinery – 0.7%

12,516	Ingersoll Rand Company Limited, Class A	692,010

14	Nuveen Investments

Shares	Description (1)	Value

	Media – 0.7%

19,066	Liberty Global PLC Class C, (2)	$777,321

	Multi-Utilities – 2.5%

11,502	Dominion Resources, Inc.	777,995

6,553	Sempra Energy	616,048

26,148	WEC Energy Group, Inc.	1,341,654
	Total Multi-Utilities	2,735,697

	Oil, Gas & Consumable Fuels – 2.6%

3,823	Chevron Corporation	343,917

12,786	EOG Resources, Inc.	905,121

10,430	Exxon Mobil Corporation	813,019

9,081	Phillips 66	742,826
	Total Oil, Gas & Consumable Fuels	2,804,883

	Pharmaceuticals – 5.4%

5,791	Allergan PLC, (2)	1,809,687

7,413	Johnson & Johnson	761,463

12,188	Merck & Company Inc.	643,770

8,738	Mylan NV, (2)	472,464

64,737	Pfizer Inc.	2,089,710
	Total Pharmaceuticals	5,777,094

	Professional Services – 0.5%

6,898	Verisk Analytics Inc, Class A Shares, (2)	530,318

	Real Estate Investment Trust – 4.1%

13,148	Apartment Investment & Management Company, Class A	526,314

2,628	Equinix Inc.	794,707

4,692	Essex Property Trust Inc.	1,123,312

12,557	Extra Space Storage Inc.	1,107,653

11,885	Sun Communities Inc.	814,479
	Total Real Estate Investment Trust	4,366,465

	Road & Rail – 1.4%

19,591	Union Pacific Corporation	1,532,016

	Semiconductors & Semiconductor Equipment – 2.4%

6,311	Avago Technologies Limtied	916,042

49,273	Intel Corporation	1,697,455
	Total Semiconductors & Semiconductor Equipment	2,613,497

	Software – 2.5%

31,713	Microsoft Corporation	1,759,437

26,451	Oracle Corporation	966,255
	Total Software	2,725,692

Nuveen Investments	15

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail – 5.4%

889	AutoZone, Inc., (2)			$659,558

13,333	Home Depot, Inc.			1,763,289

4,967	O’Reilly Automotive Inc., (2)			1,258,737

7,935	Signet Jewelers Limited			981,480

15,456	TJX Companies, Inc.			1,095,985
	Total Specialty Retail			5,759,049

	Technology Hardware, Storage & Peripherals – 1.6%

16,674	Apple, Inc.			1,755,105

	Textiles, Apparel & Luxury Goods – 0.9%

10,541	Carter’s Inc.			938,465

	Tobacco – 1.6%

29,375	Altria Group, Inc.			1,709,919
	Total Common Stocks (cost $90,519,848)			103,199,817

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.7%

	REPURCHASE AGREEMENTS – 4.7%

$5,055	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $5,055,230, collateralized by $5,005,000 U.S. Treasury Bonds, 3.125%, due 2/15/43, value $5,160,555	0.030%	1/04/16	$5,055,213
	Total Short-Term Investments (cost $5,055,213)			5,055,213
	Total Investments (cost $95,575,061) – 100.9%			108,255,030
	Other Assets Less Liabilities – (0.9)%			(915,767)
	Net Assets – 100%			$107,339,263

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

16	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$103,199,817	$—	$—	$103,199,817
Short-Term Investments:
Repurchase Agreements	—	5,055,213	—	5,055,213
Total	$103,199,817	$5,055,213	$—	$108,255,030

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $95,655,900.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$13,928,771
Depreciation	(1,329,641)
Net unrealized appreciation (depreciation) of investments	$12,599,130

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	17

Nuveen Symphony Mid-Cap Core Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.0%

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 2.0%

1,754	Huntington Ingalls Industries Inc.	$222,495

2,230	TransDigm Group Inc., (2)	509,444
	Total Aerospace & Defense	731,939

	Airlines – 1.3%

10,865	Southwest Airlines Co.	467,847

	Apparel, Accesories & Luxury Goods – 0.7%

3,008	Carter’s Inc.	267,802

	Auto Components – 1.6%

15,422	Gentex Corporation	246,906

2,765	Lear Corporation	339,625
	Total Auto Components	586,531

	Banks – 3.4%

43,812	KeyCorp.	577,880

4,515	Signature Bank, (2)	692,464
	Total Banks	1,270,344

	Beverages – 2.4%

4,731	Constellation Brands, Inc., Class A	673,883

2,201	Molson Coors Brewing Company, Class B	206,718
	Total Beverages	880,601

	Biotechnology – 1.7%

2,408	BioMarin Pharmaceutical Inc., (2)	252,262

1,748	Incyte Pharmaceuticals Inc., (2)	189,571

1,458	Vertex Pharmaceuticals Inc., (2)	183,460
	Total Biotechnology	625,293

	Building Products – 1.5%

19,397	Masco Corporation	548,935

	Capital Markets – 4.7%

19,820	E*Trade Group Inc., (2)	587,464

16,857	Invesco LTD	564,372

11,602	SEI Investments Company	607,944
	Total Capital Markets	1,759,780

	Chemicals – 2.9%

10,153	Axalta Coating Systems Limited, (2)	270,577

4,297	Celanese Corporation, Series A	289,317

18	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

996	Sherwin-Williams Company	$258,562

4,993	Westlake Chemical Corporation	271,220
	Total Chemicals	1,089,676

	Commercial Services & Supplies – 2.6%

2,718	Cintas Corporation	247,474

8,793	KAR Auction Services Inc.	325,605

5,704	Republic Services, Inc.	250,919

2,790	Waste Connections Inc.	157,133
	Total Commercial Services & Supplies	981,131

	Communication Equipment – 2.9%

14,380	Ciena Corporation, (2)	297,522

3,780	F5 Networks, Inc., (2)	366,509

4,590	Harris Corporation	398,871
	Total Communication Equipment	1,062,902

	Diversified Financial Services – 3.5%

2,082	Intercontinental Exchange Group, Inc.	533,533

1,702	McGraw-Hill Companies, Inc.	167,783

2,347	Moody’s Corporation	235,498

10,171	Voya Financial Inc.	375,412
	Total Diversified Financial Services	1,312,226

	Diversified Telecommunication Services – 1.2%

8,537	Level 3 Communications Inc., (2)	464,071

	Electric Utilities – 2.4%

7,635	Pinnacle West Capital Corporation	492,305

11,747	PPL Corporation	400,925
	Total Electric Utilities	893,230

	Energy Equipment & Services – 0.7%

4,669	Helmerich & Payne Inc.	250,025

	Food Products – 3.1%

1,706	JM Smucker Company	210,418

2,411	Mead Johnson Nutrition Company, Class A Shares	190,348

7,867	Tyson Foods, Inc., Class A	419,547

8,268	WhiteWave Foods Company, (2)	321,708
	Total Food Products	1,142,021

	Health Care Equipment & Supplies – 3.7%

315	Intuitive Surgical, Inc., (2)	172,040

3,550	Sirona Dental Systems, Inc., (2)	388,974

3,766	Teleflex Inc.	495,041

Nuveen Investments	19

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

3,323	Zimmer Holdings, Inc.	$340,907
	Total Health Care Equipment & Supplies	1,396,962

	Health Care Providers & Services – 3.7%

5,251	AmerisourceBergen Corporation	544,581

1,135	CIGNA Corporation	166,085

10,374	Community Health Systems, Inc., (2)	275,222

3,219	HCA Holdings Inc., (2)	217,701

13,971	Kindred Healthcare Inc.	166,395
	Total Health Care Providers & Services	1,369,984

	Hotels, Restaurants & Leisure – 3.3%

10,512	Dave & Buster’s Entertainment Inc., (2)	438,771

3,747	Marriott International, Inc., Class A	251,199

5,163	Royal Caribbean Cruises Limited	522,547
	Total Hotels, Restaurants & Leisure	1,212,517

	Household Durables – 0.4%

5,087	TopBuild Corporation, (2)	156,527

	Household Products – 1.1%

3,326	Clorox Company	421,837

	Industrial Conglomerates – 1.2%

4,938	Carlisle Companies Inc.	437,951

	Insurance – 5.6%

1,849	AON PLC	170,496

4,285	Assurant Inc.	345,114

15,638	Hartford Financial Services Group, Inc.	679,626

8,155	WR Berkley Corporation	446,486

11,269	XL Capital Ltd, Class A	441,519
	Total Insurance	2,083,241

	Internet & Catalog Retail – 1.4%

4,117	Expedia, Inc.	511,743

	Internet Software & Services – 1.9%

2,535	Akamai Technologies, Inc., (2)	133,417

1,675	LinkedIn Corporation, Class A Shares, (2)	377,009

8,213	Twitter Inc., (2)	190,049
	Total Internet Software & Services	700,475

	IT Services – 4.6%

1,570	Alliance Data Systems Corporation, (2)	434,215

6,920	Amdocs Limited	377,624

8,370	Fidelity National Information Services	507,222

20	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

8,743	Vantiv Inc., (2)	$414,593
	Total IT Services	1,733,654

	Life Sciences Tools & Services – 0.5%

4,383	Agilent Technologies, Inc.	183,253

	Machinery – 2.2%

6,496	Ingersoll Rand Company Limited, Class A	359,164

4,225	Stanley Black & Decker Inc.	450,934
	Total Machinery	810,098

	Metals & Mining – 1.2%

4,529	Nucor Corporation	182,519

4,355	Reliance Steel & Aluminum Company	252,198
	Total Metals & Mining	434,717

	Multiline Retail – 1.4%

5,874	Burlington Store Inc., (2)	251,995

3,698	Dollar Tree Stores Inc., (2)	285,560
	Total Multiline Retail	537,555

	Multi-Utilities – 3.0%

12,650	Ameren Corporation	546,860

7,293	DTE Energy Company	584,826
	Total Multi-Utilities	1,131,686

	Oil, Gas & Consumable Fuels – 2.4%

2,695	Concho Resources Inc., (2)	250,258

34,217	DHT Maritime Inc.	276,816

5,062	Noble Energy, Inc.	166,692

8,079	Range Resources Corporation	198,824
	Total Oil, Gas & Consumable Fuels	892,590

	Pharmaceuticals – 1.6%

918	Allergan PLC, (2)	286,875

3,437	Mylan NV, (2)	185,839

940	Perrigo Company	136,018
	Total Pharmaceuticals	608,732

	Professional Services – 1.1%

5,130	Verisk Analytics Inc, Class A Shares, (2)	394,394

	Real Estate Investment Trust – 6.7%

4,346	Crown Castle International Corporation	375,712

4,319	Digital Realty Trust Inc.	326,603

1,619	Equinix Inc.	489,586

17,832	Host Hotels & Resorts Inc.	273,543

Nuveen Investments	21

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

5,495	Ventas Inc.	$310,083

4,870	Welltower Inc.	331,306

13,574	Weyerhaeuser Company	406,949
	Total Real Estate Investment Trust	2,513,782

	Residential REIT – 1.2%

12,170	UDR Inc.	457,227

	Semiconductors – 2.3%

5,775	Analog Devices, Inc.	319,473

6,720	Inphi Corporation, (2)	181,574

1,524	MA-COM Technology Solutions Holdings Incorporated, (2)	62,316

7,077	Mellanox Technologies, Limited, (2)	298,225
	Total Semiconductors	861,588

	Software – 2.5%

3,567	Electronic Arts Inc., (2)	245,124

3,182	Intuit, Inc.	307,063

6,392	Parametric Technology Corporation, (2)	221,355

1,953	Red Hat, Inc., (2)	161,728
	Total Software	935,270

	Specialty Retail – 5.8%

383	AutoZone, Inc., (2)	284,152

4,225	Lithia Motors Inc.	450,681

2,183	O’Reilly Automotive Inc., (2)	553,216

8,639	Ross Stores, Inc.	464,865

3,333	Signet Jewelers Limited	412,259
	Total Specialty Retail	2,165,173

	Technology Hardware, Storage & Peripherals – 1.0%

1,242	SanDisk Corporation	94,380

4,922	Western Digital Corporation	295,566
	Total Technology Hardware, Storage & Peripherals	389,946

	Trading Companies & Distributors – 1.0%

12,667	HD Suplly Holdings Inc., (2)	380,390

	Wireless Telecommunication Services – 0.6%

2,003	SBA Communications Corporation, (2)	210,455
	Total Long-Term Investments (cost $34,261,394)	37,266,101
	Other Assets Less Liabilities – 0.0%	17,782
	Net Assets – 100%	$37,283,883

22	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$37,266,101	$—	$—	$37,266,101

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $34,378,659.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$4,818,330
Depreciation	(1,930,888)
Net unrealized appreciation (depreciation) of investments	$2,887,442

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

Nuveen Investments	23

Nuveen Symphony Small Cap Core Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.2%

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 1.9%

14,247	Aerojet Rocketdyne Holdings Inc., (2)	$223,108

2,816	Orbital ATK, Inc.	251,581
	Total Aerospace & Defense	474,689

	Air Freight & Logistics – 0.7%

4,612	Park Ohio Holdings Corporation	169,629

	Airlines – 0.7%

4,119	Spirit Airline Holdings, (2)	164,142

	Auto Components – 1.7%

4,421	Cooper Tire & Rubber	167,335

15,108	Gentex Corporation	241,879
	Total Auto Components	409,214

	Banks – 9.8%

7,284	Banner Corporation	334,044

10,821	FCB Financial Holdings, Inc., Class A Shares, (2)	387,284

5,767	Pacwest Bancorp.	248,558

10,509	Privatebancorp, Inc.	431,079

6,732	Stonegate Bank	221,214

7,385	Trico Bancshares	202,644

5,827	Western Alliance Bancorporation, (2)	208,956

7,264	Wintrust Financial Corporation	352,449
	Total Banks	2,386,228

	Beverages – 0.6%

693	Boston Beer Company, (2)	139,924

	Biotechnology – 2.4%

8,229	Emergent BioSolutions, Inc., (2)	329,242

2,743	Ionis Pharmaceuticals, Inc., (2)	169,874

12,659	Progenics Pharmaceuticals, Inc., (2)	77,600
	Total Biotechnology	576,716

	Capital Markets – 1.9%

10,348	American Capital Limited, (2)	142,699

9,716	KCG Holdings Inc., Class A Shares, (2)	119,604

13,262	WisdomTree Investments Inc.	207,948
	Total Capital Markets	470,251

24	Nuveen Investments

Shares	Description (1)	Value

	Chemicals – 1.9%

12,529	Axalta Coating Systems Limited, (2)	$333,898

3,727	Methanex Corporation	123,028
	Total Chemicals	456,926

	Commercial Services & Supplies – 5.0%

50,396	Casella Waste Systems, Inc., (2)	301,368

5,144	G&K Services, Inc.	323,558

2,110	UniFirst Corporation	219,862

6,596	Waste Connections Inc.	371,487
	Total Commercial Services & Supplies	1,216,275

	Communications Equipment – 1.1%

6,732	Infinera Corporation, (2)	121,984

10,389	Radware, Limited, (2)	159,367
	Total Communications Equipment	281,351

	Consumer Finance – 1.0%

14,947	Green Dot Corporation, Class A Shares, (2)	245,430

	Containers & Packaging – 1.3%

8,741	Berry Plastics Corporation, (2)	316,249

	Distributors – 1.4%

4,220	Pool Corporation	340,892

	Diversified Financial Services – 0.7%

14,287	FNFV Group, (2)	160,443

	Electric Utilities – 1.4%

9,736	Unitil Corp.	349,328

	Electronic Equipment, Instruments & Components – 1.7%

3,235	SYNNEX Corporation	290,924

1,708	Zebra Technologies Corporation, Class A, (2)	118,962
	Total Electronic Equipment, Instruments & Components	409,886

	Energy Equipment & Services – 0.5%

7,435	Patterson-UTI Energy, Inc.	112,120

	Food & Staples Retailing – 1.3%

2,622	Casey’s General Stores, Inc.	315,820

	Food Products – 0.7%

4,823	Snyders Lance Inc.	165,429

	Gas Utilities – 1.2%

4,813	Laclede Group Inc.	285,940

	Health Care Equipment & Supplies – 6.4%

1,301	Cooper Companies, Inc.	174,594

Nuveen Investments	25

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

1,919	DexCom, Inc., (2)	$157,166

6,400	Insulet Corporation, (2)	241,984

9,494	Merit Medical Systems, Inc., (2)	176,493

2,951	NuVasive, Inc., (2)	159,679

26,323	Tandem Diabetes Care Inc., (2)	310,875

2,512	Teleflex Inc.	330,202
	Total Health Care Equipment & Supplies	1,550,993

	Health Care Providers & Services – 3.4%

6,129	AMN Healthcare Services Inc., (2)	190,305

2,311	Lifepoint Health Inc., (2)	169,627

5,154	Pharmerica Corporation, (2)	180,390

3,376	Team Health Holdings Inc., (2)	148,173

19,411	Universal American Corporation, (2)	135,877
	Total Health Care Providers & Services	824,372

	Hotels, Restaurants & Leisure – 5.2%

2,009	BJ’s Restaurants, Inc., (2)	87,331

8,138	Dave & Buster’s Entertainment Inc., (2)	339,680

4,069	Marriott Vacations World	231,730

17,723	Penn National Gaming, Inc., (2)	283,923

10,399	Sonic Corporation	335,992
	Total Hotels, Restaurants & Leisure	1,278,656

	Insurance – 6.6%

6,279	Argo Group International Holdings Inc.	375,735

4,119	Assurant Inc.	331,744

17,783	National General Holdings Corporation	388,736

7,937	Patriot National Inc., (2)	53,257

4,541	Primerica Inc.	214,471

14,468	United Insurance Holdings Corporation	247,403
	Total Insurance	1,611,346

	IT Services – 8.4%

9,545	Black Knight Financial Services, Inc., Class A Shares, (2)	315,558

9,344	Blackhawk Network Holdings Inc., (2)	413,098

6,058	CSG Systems International Inc.	217,967

11,755	Evertec Inc.	196,779

22,023	Net 1 Ueps Technologies, Inc., (2)	297,531

6,721	VeriFone Holdings Inc., (2)	188,322

2,009	WEX Inc., (2)	177,596

7,989	WNS Holdings Limited, (2)	249,177
	Total IT Services	2,056,028

26	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 3.6%

7,234	Barnes Group Inc.	$256,011

10,650	Briggs & Stratton Corporation	184,245

8,570	John Bean Technologies Corporation	427,043
	Total Machinery	867,299

	Media – 1.8%

4,220	Liberty LiLAC Group, Class A Shares, (2)	174,581

1,236	Madison Square Garden Inc., (2)	199,985

3,707	MSG Networks Inc., (2)	77,106
	Total Media	451,672

	Multiline Retail – 0.7%

3,808	Burlington Store Inc., (2)	163,363

	Oil, Gas & Consumable Fuels – 1.1%

3,386	Carrizo Oil & Gas, Inc., (2)	100,158

3,316	PDC Energy Inc., (2)	177,008
	Total Oil, Gas & Consumable Fuels	277,166

	Real Estate Investment Trust – 6.3%

10,620	CubeSmart	325,184

10,610	Hudson Pacific Properties Inc.	298,565

5,566	Northstar Realty Europe Corporation	65,735

4,220	Post Properties, Inc.	249,655

3,386	PS Business Parks Inc.	296,038

4,270	Sun Communities Inc.	292,623
	Total Real Estate Investment Trust	1,527,800

	Road & Rail – 0.7%

3,072	Genesee & Wyoming Inc., (2)	164,936

	Semiconductors & Semiconductor Equipment – 5.7%

92,835	Axcelis Technologies Inc., (2)	240,443

10,620	Inphi Corporation, (2)	286,952

6,229	MA-COM Technology Solutions Holdings Incorporated, (2)	254,704

7,455	Mellanox Technologies, Limited, (2)	314,154

2,838	Synaptics, Inc., (2)	228,005

12,358	Xcerra Corporation, (2)	74,766
	Total Semiconductors & Semiconductor Equipment	1,399,024

	Software – 2.5%

5,536	Manhattan Associates Inc., (2)	366,317

7,063	Take-Two Interactive Software, Inc., (2)	246,075
	Total Software	612,392

	Specialty Retail – 1.9%

3,024	Lithia Motors Inc.	322,570

Nuveen Investments	27

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail (continued)

1,808	Restoration Hardware Holdings Incorporated, (2)			$143,646
	Total Specialty Retail			466,216

	Textiles, Apparel & Luxury Goods – 1.2%

3,316	Carter’s Inc.			295,224

	Thrifts & Mortgage Finance – 2.1%

5,998	First Defiance Financial Corporation			226,604

10,114	Walker & Dunlop Inc., (2)			291,384
	Total Thrifts & Mortgage Finance			517,988

	Trading Companies & Distributors – 1.7%

3,617	Watsco Inc.			423,659
	Total Common Stocks (cost $23,511,499)			23,935,016

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

	REPURCHASE AGREEMENTS – 2.0%

$493	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $493,383, collateralized by $490,000 U.S. Treasury Bonds, 3.125% due 2/15/43, value $505,229	0.030%	1/04/2016	$493,381
	Total Short-Term Investments (cost $493,381)			493,381
	Total Investments (cost $24,004,880) – 100.2%			24,428,397
	Other Assets Less Liabilities – (0.2)%			(57,233)
	Net Assets – 100%			$24,371,164

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

28	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$23,935,016	$—	$—	$23,935,016
Short-Term Investments:
Repurchase Agreements	—	493,381	—	493,381
Total	$23,935,016	$493,381	$—	$24,428,397

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $24,006,189.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$519,294
Depreciation	(97,086)
Net unrealized appreciation (depreciation) of investments	$422,208

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 29, 2016